Employee Benefit Plans (Schedule Of Estimated Benefits Expected To Be Paid) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 613
2014	652
2015	692
2016	730
2017	766
2018-2022	4,326
Contributed to the other benefit plans	323	282
Approximate contribution expected to be paid	327
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	90
2014	95
2015	100
2016	107
2017	113
2018-2022	609
Contributed to the other benefit plans	145	149
Approximate contribution expected to be paid	71
Federal Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	(6)
2014	(7)
2015	(8)
2016	(8)
2017	(9)
2018-2022	$ (35)